Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounts Receivable / Notes Receivable [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of March 31, 2018 and December 31, 2017:

	2018	2017
Accounts receivable	$461,482	$63,168
Less: Allowance for doubtful accounts	-	-
	$461,482	$63,168

The Company does not provide a general allowance for its receivables since the Company has historically been able to successfully collect outstanding receivables.

4.	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31	December 31
	2017	2016
Accounts receivable	$63,168	$2,640,359
Less: Allowance for doubtful accounts	-	-
	$63,168	$2,640,359

The Company does not provide allowance for its receivables since the Company has a track record of good collection history.